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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2003

Check here if Amendment  / /                      Amendment No.:    _______
      This Amendment (Check only one):            / / is a restatement.
                                                  / / adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            Bayard D. Waring
Address:         c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number:         028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Bayard D. Waring
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Bayard D. Waring           Gloucester, Massachusetts       April 30, 2003

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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/X/  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.    Name
28-05989             Amelia Peabody Foundation

                                      - 2 -
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         29

Form 13F Information Table Value Total:     $3,606  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.    Name
1.       28-05993             Philip B. Waring

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
                                                      BAYARD WARING FORM 13F INFORMATION TABLE

      COLUMN 1            COLUMN 2     COLUMN 3      COLUMN 4     COLUMN 5        COLUMN 6       COLUMN 7            COLUMN 8
                                                      Value  Shrs or  Sh/ Put/   Investment       Other          Voting Authority
   Name of Issuer      Title of Class    CUSIP    (X $1000)  Prn Amt  Prn Call   Discretion      Managers     Sole    Shared    None
Alliance Resource          Common      01877R108        269   12,000     SH     Shared - Other       1      12,000

Amerigas Partners L.P.     Common      030975106        144    6,000     SH     Shared - Other       1       6,000

Amgen Inc.                 Common      031162100        230    4,000     SH     Shared - Other       1       4,000

Anthracite                 Common      037023108         69    6,000     SH     Shared - Other       1       6,000

Apex Mortgage              Common      037564101         30    5,000     SH     Shared - Other       1       5,000

Autozone Inc.              Common      053332102        206    3,000     SH     Shared - Other       1       3,000

Cardinal Health            Common      14149Y108        228    4,000     SH     Shared - Other       1       4,000

Citigroup                  Common      172967101        172    5,000     SH     Shared - Other       1       5,000

Dell Computer              Common      247025109         82    3,000     SH     Shared - Other       1       3,000

Duke Energy                Common      264399106         58    4,000     SH     Shared - Other       1       4,000

El Paso Energy             Common      28368B102        248    8,000     SH     Shared - Other       1       8,000

Great Plains               Common      391164100        119    5,000     SH     Shared - Other       1       5,000

Hospitality Prop.          Common      44106M102        153    5,000     SH     Shared - Other       1       5,000

Intel Corp                 Common      458140100         49    3,000     SH     Shared - Other       1       3,000

JDS UniPhase               Common      46612J101         40   14,000     SH     Shared - Other       1      14,000

Johnson & Johnson          Common      478160104         53      900     SH     Shared - Other       1         900

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
Kinder Morgan Energy
Partners LP               Common       494550106        222    6,000     SH     Shared - Other       1       6,000

Millenium                 Common       599902103         39    5,000     SH     Shared - Other       1       5,000

Mutual Risk Mgmt Ltd      Common       628351108          0   11,000     SH     Shared - Other       1      11,000

Nat'l Semiconductor       Common       637640103        102    6,000     SH     Shared - Other       1       6,000

PCCW Ltd                  Common       70454G967          0    6,000     SH     Shared - Other       1       6,000

Standard Pacific          Common       85375C101         16      625     SH     Shared - Other       1         625

Teva Phar.                Common       881624209        208    5,000     SH     Shared - Other       1       5,000

Triad Hosp                Common       89579K109        135    5,000     SH     Shared - Other       1       5,000

TXU Corp.                 Common       873168108         11      625     SH     Shared - Other       1         625

Tyco International        Common      902124106          51    4,000     SH     Shared - Other       1       4,000

Walgreen                  Common      931422109         147    5,000     SH     Shared - Other       1       5,000

Washington Mutual         Common      939322103         141    4,000     SH     Shared - Other       1       4,000

Wellpoint Health          Common      94973H108         384    5,000     SH     Shared - Other       1       5,000

                                                       3606